Note 9 - Share-based payments - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)					9 Months Ended	12 Months Ended
	May 13, 2024 USD ($) $ / shares	Apr. 08, 2024 USD ($) $ / shares	Apr. 07, 2023 USD ($) $ / shares	Jan. 24, 2022 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Risk free rate					3.81%	3.88%
Fair value (USD) | $					$ 14.96	$ 12.2
Share price (USD) (in dollars per share)					$ 14.96	$ 12.2
Volatility					0.83%	0.90%
Settlements/ terminations					(154,510)	(68,171)
Total awards outstanding					202,516	182,314
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage					95.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage					106.00%	100.00%
Performance share units (PSUs) [member] | January 11, 2021 [member]
Statement Line Items [Line Items]
Grants					35,341	56,244
Performance share units (PSUs) [member] | May 14, 2021 [member]
Statement Line Items [Line Items]
Grants					482	964
Performance share units (PSUs) [member] | June 1, 2021 [member]
Statement Line Items [Line Items]
Grants					375	1,310
Performance share units (PSUs) [member] | June 14, 2021 [member]
Statement Line Items [Line Items]
Grants					199	398
Performance share units (PSUs) [member] | September 6, 2021 [member]
Statement Line Items [Line Items]
Grants					229	458
Performance share units (PSUs) [member] | January 2020 [member]
Statement Line Items [Line Items]
exercise price (in dollars per share)					$ 0	$ 13.1
Performance share units (PSUs) [member] | September 20, 2021 [member]
Statement Line Items [Line Items]
Grants					230	460
Performance share units (PSUs) [member] | January 2021 [member]
Statement Line Items [Line Items]
exercise price (in dollars per share)					$ 11.89	$ 13.1
Performance share units (PSUs) [member] | October 1, 2021 [member]
Statement Line Items [Line Items]
Grants					508	1,016
Performance share units (PSUs) [member] | January 2022 [member]
Statement Line Items [Line Items]
exercise price (in dollars per share)					$ 11.89	$ 13.1
Performance share units (PSUs) [member] | October 11, 2021 [member]
Statement Line Items [Line Items]
Grants					225	450
Performance share units (PSUs) [member] | April 2023 [member]
Statement Line Items [Line Items]
exercise price (in dollars per share)					$ 10.87	$ 0
Performance share units (PSUs) [member] | November 12, 2021 [member]
Statement Line Items [Line Items]
Grants					923	1,846
Performance share units (PSUs) [member] | December 1, 2021 [member]
Statement Line Items [Line Items]
Grants					225	900
Performance share units (PSUs) [member] | January 11, 2022 [member]
Statement Line Items [Line Items]
Grants					41,383	75,198
Performance share units (PSUs) [member] | January 12, 2022 [member]
Statement Line Items [Line Items]
Grants					556	825
Performance share units (PSUs) [member] | May 13, 2022 [member]
Statement Line Items [Line Items]
Grants					1,894	2,040
Performance share units (PSUs) [member] | June 1, 2022 [member]
Statement Line Items [Line Items]
Grants					0	1,297
Performance share units (PSUs) [member] | July 1, 2022 [member]
Statement Line Items [Line Items]
Grants					1,899	2,375
Performance share units (PSUs) [member] | October 1, 2022 [member]
Statement Line Items [Line Items]
Grants					1,800	2,024
Performance share units (PSUs) [member] | April 7, 2023 [Member]
Statement Line Items [Line Items]
Grants					73,462	79,521
Performance share units (PSUs) [member] | May 15, 2023 [Member]
Statement Line Items [Line Items]
Grants					0	581
Performance share units (PSUs) [member] | June 1, 2023 [Member]
Statement Line Items [Line Items]
Grants					617	617
Performance share units (PSUs) [member] | June 7, 2023 [Member]
Statement Line Items [Line Items]
Grants					572	572
Performance share units (PSUs) [member] | August 10, 2023 [Member]
Statement Line Items [Line Items]
Grants					5,514	5,514
Performance share units (PSUs) [member] | September 1, 2023 [Member]
Statement Line Items [Line Items]
Grants					1,617	1,617
Performance share units (PSUs) [member] | October 3, 2023 [Member]
Statement Line Items [Line Items]
Grants					14,258	14,258
Performance share units (PSUs) [member] | April 8, 2024 [member]
Statement Line Items [Line Items]
Grants					169,141	0
Performance share units (PSUs) [member] | June 10, 2024 [member]
Statement Line Items [Line Items]
Grants					1,406	0
Performance share units (PSUs) [member] | June 17, 2024 [member]
Statement Line Items [Line Items]
Grants					1,155	0
Performance share units (PSUs) [member] | July 1, 2024 [member]
Statement Line Items [Line Items]
Grants					1,461	0
Performance share units (PSUs) [member] | August 12, 2024 [member]
Statement Line Items [Line Items]
Grants					1,554	0
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Fair value (USD) | $	$ 10.02	$ 9.53	$ 15.33	$ 10.15
Share price (USD) (in dollars per share)	$ 10.01	$ 10.95	$ 16.91	$ 11.5
Performance multiplier percentage	100.00%	100.00%	100.00%	100.00%
Total awards outstanding	14,771	125,433	80,773	113,693
Equity settlement restricted share units [member]
Statement Line Items [Line Items]
Fair value (USD) | $					$ 10.02
Share price (USD) (in dollars per share)					$ 10.01
Performance multiplier percentage					100.00%
Total awards outstanding					26,404
Grant date					May 13, 2024
Vesting date					Sep. 30, 2024